Share-based compensation (Tables)	12 Months Ended
Mar. 31, 2014
Share-based compensation
Schedule of assumptions used to measure the fair value of the options granted

	March 25, 2010 grant	December 15, 2011 grant	June 15, 2013 grant	February 12, 2014 grant
Share price, US$	4,57	15,25	18,82	37,79
Expected dividend yield, %	3.4	1.9	—	—
Risk-free interest rate, %	4.49	5.3	3.10	—

Schedule of amount of expenses included in the accompanying statements of comprehensive income

	Years ended March 31,
	2012	2013	2014
SOP I	$1,253	$2,074	$—
SOP II	993	3,386	1,418

Total	$2,246	$5,460	$1,418

Summary of stock option activity

	SOP I	SOP II	Total	Weighted average grant date fair value $	Weighted- average remaining contractual term, days	Aggregate Intrinsic Value, $
Outstanding as of March 31, 2011	1,250,760	—	1,250,760	4.36	880	11,389
Vested during the year ended March 31, 2011	170,660	—	170,660	4.43	—	1,554
Vested and excercisable not yet issued to Luxoft SOP, at March 31, 2011	170,660	—	170,660	—	1,461	1,554
Vested and exercisable issued to Luxoft SOP, at March 31, 2011	1,118,040	—	1,118,040	—	1,461	10,181
Non-vested at March 31, 2011	1,080,100	—	1,080,100	4.36	—	9,836
Issued to Luxoft SOP during year ended March 31, 2012	(337,316)	—	(337,316)	—	—	—
Granted during the year ended March 31, 2012	—	585,032	585,032	14.46	—	—
Forfeited during the year ended March 31, 2012	(30,380)	—	(30,380)	4.36	—	—
Outstanding at March 31, 2012	883,064	585,032	1,468,096	8.21	693	22,388
Outstanding as of March 31, 2012	883,064	585,032	1,468,096	8.21	693	22,388
Vested during the year ended March 31, 2012	166,656	—	166,656	4.25
Vested and excercisable as of March 31, 2012	1,455,356	—	1,455,356	—	1,095	22,194
Vested and exercisable—not yet issued to Luxoft SOP, at March 31, 2012	1,455,356	—	1,455,356	—	—
Nonvested as of March 31, 2012	883,064	585,032	1,468,096	8.21	—	22,388
Issued to Luxoft SOP during the period	(883,064)	(141,372)	(1,024,436)	—	—	—
Cancelled during the year	—	(6,468)	(6,468)	14.36	—	—
Outstanding at March 31, 2013	—	437,192	437,192	14.36	490	8,240
Vested during the period	883,064	141,372	1,024,436	5.57	—	—
Exercised during the period	(364,420)	(28,056)	(392,476)	—	—	—
Vested and exercisable at March 31, 2013	1,974,000	113,316	2,087,316	—	734	39,343
Non-vested at March 31, 2013	—	437,192	437,192	14.36	—	8,240
Issued to Luxoft SOP during the period	—	(143,024)	(143,024)	—	—	—
Granted during the period	—	24,783	24,783	23.32	—	—
Cancelled during the period	—	(147,504)	(147,504)	14.27	—	—
Forfeited during the period	—	(23,212)	(23,212)	14.38	—	—
Outstanding at March 31, 2014	—	148,235	148,235	15.95	76	5,199
Vested during the period	—	146,720	146,720	14.57	—	5,145
Exercised during the period	(1,974,000)	(111,048)	(2,085,048)	—	—	—
Vested and exercisable at March 31, 2014	—	148,988	148,988	—	441	5,225
Non-vested at March 31, 2014	—	148,235	148,235	15.95	—	5,199